Business Combinations - Schedule of Total Consideration is Summarized (Parentheticals) (Details) - shares	Mar. 29, 2026	Nov. 21, 2025
Sunder Energy LLC Acquisition[ Member]
Business Combination, Contingent Consideration [Line Items]
Additional paid in capital common stock issued (in Shares)	3.3
Ambia Energy LLC Acquisition [Member]
Business Combination, Contingent Consideration [Line Items]
Common stock issued, shares (in Shares)	10,243,924	10,243,924